Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 77,502	$ 10,915	¥ 340,860	¥ 530,440
Related to Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	(1,905)		(64,660)	66,429
Related to Modification of Exercise Price of Share Options on Modification Day
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses			12,793
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 79,407		¥ 392,727	¥ 464,011